Income Tax Credit	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Income tax credit

7. Income tax credit

The major components of income tax for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	4,239	2,298	1,906
In respect of current year U.S.	—	(10)	(28)
In respect of prior years U.K.	19	3	235
In respect of prior years U.S.	3	—	3
Total current tax	4,261	2,291	2,116

Deferred tax:
In respect of current year U.S.	11	61	—
In respect of prior years U.S.	(49)	49	—
Total deferred tax	(38)	110	—

Income tax credit	4,223	2,401	2,116

Current income tax receivable:
U.K. tax	4,239	4,207	2,141
U.S. tax	24	18	54
Current income tax receivable	4,263	4,225	2,195

Deferred tax:
U.S. tax	47	81	—

Current income tax payable:
U.S. tax	—	—	—

7. Income tax credit (continued)

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2018	2017	2016
	(in thousands)
	£	£	£
Loss before tax	(18,063)	(25,486)	(8,165)
Tax on loss at standard U.K. tax rate of 19% (2017: 19.25%; 2016: 20.00%)	(3,432)	(4,906)	(1,633)
Effects of:
Expenses not deductible	1,389	3,899	1,301
Deduction for R&D	(5,554)	(3,051)	(2,629)
Losses surrendered for R&D tax credit	5,554	3,051	2,629
Deferred tax - PY adjustment	49	(49)	24
Overseas tax payable - current year	—	10	—
Overseas tax payable - prior years	(3)	—	—
R&D tax credit— U.S.	(11)	(61)	—
R&D tax credit—current year	(4,239)	(2,298)	(1,906)
R&D tax credit—prior years	(19)	(3)	(235)
Deferred tax asset not recognized	2,043	1,007	333
Income tax credit	(4,223)	(2,401)	(2,116)

In the United Kingdom, the Company has not recognized a deferred tax asset in respect of tax losses carried forward as at December 31, 2018 on the basis that the timing during which tax losses could be regarded as recoverable against future taxable profits cannot be determined with reasonable certainty. In the United States, a deferred tax asset, which relates to research & development tax credits, has been recognized as management consider that adequate future taxable profits will be available to realize the deferred tax asset.

Temporary differences and cumulative carry forward tax losses for which deferred tax has not been recognized amount to £62.1 million (2017: £40.7 million; 2016: £32.5 million), comprising temporary differences on share-based compensation arrangements of £38.9 million (2017: £28.3 million; 2016: £25.4 million) and cumulative carry forward tax losses of £23.2 million (2017: £12.4 million; 2016 £7.1 million).

U.K. tax legislation, which was substantively enacted on October 26, 2015, includes legislation that will reduce the main rate of U.K. corporation tax from 20% to 18%. This decrease is being phased in with a rate of 19%, effective from April 1, 2017 and a planned rate of 18% from April 1, 2020. Further, as announced on March 16, 2016, that the full rate of U.K. corporation tax will reduce by a further 1% to 17% from April 1, 2020. This further reduction was included within the U.K. tax legislation, which was substantively enacted on September 6, 2016.